Summary of Non-cash Operating, Investing and Financing Activities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Non-cash Operating, Investing and Financing Activities [Abstract]
Impact on net assets of indemnity settlement with BP Exploration and Production, Inc.	$ 0	$ (82.5)	$ 0
NATCO purchase price allocation adjustment	0	0	(16.9)
Tax benefit of stock compensation plan transactions	11.5	4.9	17.4
Change in fair value of derivatives accounted for as cash flow hedges, net of tax	10.1	(5.2)	(6.1)
Actuarial gain (loss) and impact of plan amendments, net, related to defined benefit pension and postretirement benefit plans	$ (33.3)	$ (7.7)	$ 4.5